Condensed Interim Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Statement of Comprehensive Income [Abstract]
Net income	$ 12,588	$ 9,023
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments, net	(5,552)	8,643
Unrealized gain (loss) from available-for-sale securities	(95)	45
Gain reclassified into earnings from marketable securities		(106)
Total other comprehensive income (loss), net of tax	(5,647)	8,582
Total comprehensive income	6,941	17,605
Comprehensive income attributable to redeemable non-controlling interests	260	3,511
Comprehensive income attributable to non-controlling interests	678	355
Comprehensive income attributable to Magic Software Enterprises' shareholders	$ 6,003	$ 13,739